UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2018

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
7/31/17 (Unaudited)

COMMON STOCKS (97.9%)(a)
			Shares	Value

Airlines (0.9%)

Hawaiian Holdings, Inc.(NON)			67,700	$2,802,780

				2,802,780
Auto components (1.7%)

Goodyear Tire & Rubber Co. (The)			170,139	5,361,080

				5,361,080
Banks (7.9%)

East West Bancorp, Inc.			89,464	5,097,659

First Republic Bank			36,300	3,641,979

PacWest Bancorp			50,500	2,425,010

Peoples Bancorp, Inc.			139,437	4,545,646

Popular, Inc. (Puerto Rico)			100,277	4,225,673

Texas Capital Bancshares, Inc.(NON)			21,600	1,692,360

Umpqua Holdings Corp.			188,800	3,500,352

				25,128,679
Biotechnology (3.3%)

Array BioPharma, Inc.(NON)(S)			226,100	1,698,011

Bioverativ, Inc.(NON)			32,400	2,007,828

Clovis Oncology, Inc.(NON)(S)			41,400	3,511,134

Neurocrine Biosciences, Inc.(NON)(S)			41,400	1,988,442

Prothena Corp. PLC (Ireland)(NON)(S)			19,500	1,204,320

				10,409,735
Building products (2.3%)

JELD-WEN Holding, Inc.(NON)			63,826	2,083,919

Owens Corning			79,700	5,343,885

				7,427,804
Capital markets (3.3%)

Hamilton Lane, Inc. Class A			240,100	5,392,646

Investment Technology Group, Inc.			232,100	5,122,447

				10,515,093
Chemicals (2.6%)

Orion Engineered Carbons SA (Luxembourg)			188,172	3,951,612

W.R. Grace & Co.			62,100	4,282,416

				8,234,028
Commercial services and supplies (1.3%)

Stericycle, Inc.(NON)			52,900	4,077,532

				4,077,532
Communications equipment (1.3%)

EchoStar Corp. Class A(NON)			67,100	4,074,983

				4,074,983
Construction materials (2.6%)

Summit Materials, Inc. Class A(NON)			292,395	8,315,714

				8,315,714
Containers and packaging (4.5%)

Ball Corp.(S)			64,300	2,694,170

Graphic Packaging Holding Co.			199,100	2,626,129

RPC Group PLC (United Kingdom)			480,125	5,675,955

Sealed Air Corp.			75,600	3,289,356

				14,285,610
Diversified consumer services (1.1%)

Service Corp. International/US			98,400	3,417,432

				3,417,432
Diversified telecommunication services (0.3%)

Zayo Group Holdings, Inc.(NON)			32,200	1,055,838

				1,055,838
Electric utilities (1.7%)

ALLETE, Inc.			44,400	3,253,188

OGE Energy Corp.			59,300	2,126,498

				5,379,686
Energy equipment and services (1.0%)

Oceaneering International, Inc.			34,400	882,360

Patterson-UTI Energy, Inc.			56,200	1,086,908

Select Energy Services Class A(NON)			75,192	1,167,732

				3,137,000
Equity real estate investment trusts (REITs) (8.7%)

Colony NorthStar, Inc. Class A			416,139	6,092,275

Easterly Government Properties, Inc.(S)			274,700	5,491,253

Gaming and Leisure Properties, Inc.			160,600	6,093,164

New York REIT, Inc.(S)			623,900	5,390,496

SBA Communications Corp.(NON)			33,500	4,607,925

				27,675,113
Food products (2.3%)

Sanderson Farms, Inc.(S)			29,530	3,861,048

Simply Good Foods Co. (The)(NON)			298,100	3,532,485

				7,393,533
Gas utilities (0.9%)

ONE Gas, Inc.			39,300	2,860,254

				2,860,254
Health-care equipment and supplies (1.1%)

GenMark Diagnostics, Inc.(NON)(S)			154,700	1,830,101

Penumbra, Inc.(NON)(S)			21,881	1,786,584

				3,616,685
Health-care providers and services (0.9%)

Select Medical Holdings Corp.(NON)			177,400	2,873,880

				2,873,880
Hotels, restaurants, and leisure (2.7%)

Dave & Buster's Entertainment, Inc.(NON)(S)			44,551	2,767,063

Del Taco Restaurants, Inc.(NON)(S)			125,000	1,636,250

Wyndham Worldwide Corp.			39,800	4,153,926

				8,557,239
Independent power and renewable electricity producers (0.2%)

NRG Energy, Inc.			27,600	679,512

				679,512
Insurance (3.1%)

Assured Guaranty, Ltd.			79,800	3,591,798

Employers Holdings, Inc.			83,545	3,621,676

MBIA, Inc.(NON)(S)			246,100	2,502,837

				9,716,311
Internet software and services (4.3%)

GoDaddy, Inc. Class A(NON)(S)			46,000	1,977,080

Instructure, Inc.(NON)(S)			162,234	5,248,270

J2 Global, Inc.(S)			45,997	3,892,726

Rightmove PLC (United Kingdom)			49,122	2,727,272

				13,845,348
IT Services (2.7%)

CSRA, Inc.			62,100	2,025,081

DXC Technology Co.			84,100	6,591,758

				8,616,839
Leisure products (3.0%)

Brunswick Corp.			130,800	7,404,588

Malibu Boats, Inc. Class A(NON)			73,300	2,097,113

				9,501,701
Life sciences tools and services (0.6%)

Bio-Rad Laboratories, Inc. Class A(NON)			8,500	2,002,855

				2,002,855
Machinery (1.2%)

Astec Industries, Inc.			75,900	3,815,493

				3,815,493
Media (0.7%)

Live Nation Entertainment, Inc.(NON)(S)			58,600	2,184,022

				2,184,022
Metals and mining (0.7%)

Commercial Metals Co.			127,700	2,375,220

				2,375,220
Mortgage real estate investment trusts (REITs) (0.3%)

Hannon Armstrong Sustainable Infrastructure Capital, Inc.			43,807	1,018,513

				1,018,513
Oil, gas, and consumable fuels (3.1%)

Callon Petroleum Co.(NON)			53,300	603,356

EnCana Corp. (Canada)			188,900	1,900,334

NuVista Energy, Ltd. (Canada)(NON)			362,700	1,858,956

Parsley Energy, Inc. Class A(NON)			80,200	2,348,256

Rice Energy, Inc.(NON)			25,700	718,829

Seven Generations Energy, Ltd. (Canada)(NON)			110,600	1,922,360

WPX Energy, Inc.(NON)			56,400	607,992

				9,960,083
Paper and forest products (1.9%)

KapStone Paper and Packaging Corp.			170,967	3,908,306

Mondi PLC (South Africa)			76,611	2,016,558

				5,924,864
Personal products (1.8%)

Coty, Inc. Class A(S)			106,800	2,187,264

Edgewell Personal Care Co.(NON)			46,900	3,386,180

				5,573,444
Pharmaceuticals (5.6%)

Aclaris Therapeutics, Inc.(NON)(S)			142,600	4,106,880

Endo International PLC(NON)			168,100	1,852,462

Jazz Pharmaceuticals PLC(NON)			37,424	5,748,701

Medicines Co. (The)(NON)(S)			77,784	2,990,795

Pacira Pharmaceuticals, Inc.(NON)			82,049	3,240,936

				17,939,774
Road and rail (0.7%)

Kansas City Southern			20,900	2,156,671

				2,156,671
Semiconductors and semiconductor equipment (3.3%)

Cavium, Inc.(NON)			49,700	3,078,418

Qorvo, Inc.(NON)			46,900	3,215,464

Teradyne, Inc.			123,400	4,268,406

				10,562,288
Software (4.6%)

Everbridge, Inc.(NON)			186,703	4,415,526

Proofpoint, Inc.(NON)(S)			44,384	3,783,292

RealPage, Inc.(NON)			109,700	4,250,875

SS&C Technologies Holdings, Inc.			53,400	2,069,784

				14,519,477
Specialty retail (3.4%)

Burlington Stores, Inc.(NON)			31,200	2,715,336

Dick's Sporting Goods, Inc.			42,800	1,598,152

Finish Line, Inc. (The) Class A(S)			66,200	910,912

J. Jill, Inc.(NON)			456,700	5,590,008

				10,814,408
Technology hardware, storage, and peripherals (1.3%)

Diebold Nixdorf, Inc.(S)			172,452	4,035,377

				4,035,377
Thrifts and mortgage finance (2.0%)

Radian Group, Inc.			374,153	6,517,745

				6,517,745
Trading companies and distributors (0.8%)

H&E Equipment Services, Inc.			117,700	2,656,489

				2,656,489
Water utilities (0.2%)

California Water Service Group			17,800	692,415

				692,415

Total common stocks (cost $293,706,176)				$311,708,547

INVESTMENT COMPANIES (0.8%)(a)
			Shares	Value

PowerShares S&P SmallCap Industrials Portfolio			44,370	$2,504,243

Total investment companies (cost $2,553,001)				$2,504,243

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Sealed Air Corp. (Call)	Jan-18/$50.00		$92,280	$34,606

Total purchased options outstanding (cost $83,052)				$34,606

SHORT-TERM INVESTMENTS (18.8%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.29%(AFF)		Shares	55,669,250	$55,669,250

Putnam Short Term Investment Fund 1.15%(AFF)		Shares	4,132,937	4,132,937

U.S. Treasury Bills 0.940%, 8/10/17(SEG)			$60,000	59,986

U.S. Treasury Bills 0.999%, 8/17/17(SEG)			17,000	16,993

Total short-term investments (cost $59,879,166)				$59,879,166

TOTAL INVESTMENTS

Total investments (cost $356,221,395)(b)				$374,126,562

WRITTEN OPTIONS OUTSTANDING at 7/31/17 (premiums $16,610) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Sealed Air Corp. (Call)	Jan-18/$55.00	$92,280	$4,608

Total			$4,608

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2017 through July 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $318,371,538.
(b)	The aggregate identified cost on a tax basis is $356,566,801, resulting in gross unrealized appreciation and depreciation of $26,826,651 and $9,266,890, respectively, or net unrealized appreciation of $17,559,761.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, Putnam Short Term Investment Fund, Putnam Money Market Liquidity Fund and Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 4/30/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Shares outstanding and fair value as of 7/31/17
Putnam Cash Collateral Pool, LLC*#	$46,944,265	$65,071,122	$56,346,137	$122,852	$—	$55,669,250
Putnam Short Term Investment Fund**	6,362,147	44,312,000	46,541,210	23,226	—	4,132,937
Totals	$53,306,412	$109,383,122	$102,887,347	$146,078	$—	$59,802,187

* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $55,669,250, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $53,579,386.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$39,835,882	$—	$—
Consumer staples	12,966,977	—	—
Energy	13,097,083	—	—
Financials	52,896,341	—	—
Health care	36,842,929	—	—
Industrials	22,936,769	—	—
Information technology	55,654,312	—	—
Materials	39,135,436	—	—
Real Estate	27,675,113	—	—
Telecommunication services	1,055,838	—	—
Utilities	9,611,867	—	—
Total common stocks	311,708,547	—	—
Investment companies	2,504,243	—	—
Purchased options outstanding	—	34,606	—
Short-term investments	4,132,937	55,746,229	—

Totals by level	$318,345,727	$55,780,835	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(4,608)	$—

Totals by level	$—	$(4,608)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$34,606	$4,608

Total	$34,606	$4,608

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$69,000
Written equity option contracts (contract amount)		$69,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Total

	Assets:
	Purchased options#	$34,606	$34,606

	Total Assets	$34,606	$34,606

	Liabilities:
	Written options#	4,608	4,608

	Total Liabilities	$4,608	$4,608

	Total Financial and Derivative Net Assets	$29,998	$29,998
	Total collateral received (pledged)##†	$—
	Net amount	$29,998

†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 29, 2017